Employee benefit plans - Summary of amounts recognised in the balance sheet for all pension plans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Present value of obligations		$ (13,830)
Fair value of plan assets		8,470
Asset (liability) on statement of financial position		(5,360)
Employee benefit plans
Disclosure of defined benefit plans [line items]
Present value of obligations	$ (8,942)	(11,109)
Fair value of plan assets	0	0
Asset (liability) on statement of financial position	$ (8,942)	(11,109)
SERP
Disclosure of defined benefit plans [line items]
Present value of obligations		(2,721)
Fair value of plan assets		8,470
Asset (liability) on statement of financial position		$ 5,749